Earnings per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per Share	23. Earnings per Share

	Year Ended December 31
(in thousands of $ except for shares and EPS)	2025	2024	2023
Profit/(Loss) for the period	$1,292,035	$833,040	$(295,053)
Weighted average number of shares used for basic profit/ (loss) per share	61,295,149	59,855,585	57,169,253
Basic profit/(loss) per share (in $)	$21.08	$13.92	$(5.16)
Weighted average number of shares used for diluted profit/ (loss) per share	66,029,215	65,177,815	57,169,253
Diluted profit/(loss) per share (in $)	$19.57	$12.78	$(5.16)
Profit/(loss) per ordinary share is calculated by dividing the profit/(loss) for the period by the weighted average number of ordinary shares during the year. Diluted profit/(loss) per share is calculated by adjusting the weighted average number of shares by in the money outstanding dilutive stock options, RSUs and PSUs.
As the Company reported a net loss in 2023, stock options and RSUs had an anti-dilutive effect rather than a dilutive effect. As such, there is no difference between basic and diluted loss per ordinary share for this period.